Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Line Items]
Summary of Group's Operating Segment Results

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2019.

	For the year ended December 31, 2019
	Baidu Core	iQIYI	Intersegment eliminations	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Total revenues	79,711	28,994	(1,292)	107,413

Operating costs and expenses:
Cost of revenues	34,019	30,348	(1,517)	62,850
Selling, general and administrative	14,733	5,237	(60)	19,910
Research and development	15,698	2,667	(19)	18,346

Total operating costs and expenses	64,450	38,252	(1,596)	101,106

Operating profit (loss)	15,261	(9,258)	304	6,307

Total other income (loss), net	(5,680)	(967)	—	(6,647)

Income (loss) before income taxes	9,581	(10,225)	304	(340)

Income taxes	1,896	52	—	1,948

Net income (loss)	7,685	(10,277)	304	(2,288)

Less: net income (loss) attributable to noncontrolling interests	105	46	(4,496)	(4,345)

Net income (loss) attributable to Baidu, Inc.	7,580	(10,323)	4,800	2,057

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2020.

	For the year ended December 31, 2020
	Baidu Core	iQIYI	Intersegment eliminations	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Total revenues	78,684	29,707	(1,317)	107,074

Operating costs and expenses:
Cost of revenues	28,368	27,884	(1,094)	55,158
Selling, general and administrative	12,931	5,188	(56)	18,063
Research and development	16,847	2,676	(10)	19,513

Total operating costs and expenses	58,146	35,748	(1,160)	92,734

Operating profit (loss)	20,538	(6,041)	(157)	14,340

Total other income (loss), net	9,693	(943)	—	8,750

Income (loss) before income taxes	30,231	(6,984)	(157)	23,090

Income taxes	4,041	23	—	4,064

Net income (loss)	26,190	(7,007)	(157)	19,026

Less: net (loss) income attributable to noncontrolling interests	(334)	31	(3,143)	(3,446)

Net income (loss) attributable to Baidu, Inc.	26,524	(7,038)	2,986	22,472

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2021.

	For the year ended December 31, 2021
	Baidu Core		iQIYI		Intersegment eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
	(In millions)
Total revenues	95,163	14,933	30,554	4,795	(1,224)	(192)	124,493	19,536

Operating costs and expenses:
Cost of revenues	37,838	5,937	27,513	4,317	(1,037)	(162)	64,314	10,092
Selling, general and administrative	20,040	3,145	4,725	742	(42)	(8)	24,723	3,879
Research and development	22,143	3,475	2,795	439	—	—	24,938	3,914

Total operating costs and expenses	80,021	12,557	35,033	5,498	(1,079)	(170)	113,975	17,885

Operating profit (loss)	15,142	2,376	(4,479)	(703)	(145)	(22)	10,518	1,651

Total other income (loss), net	1,793	281	(1,533)	(241)	—	—	260	40

Income (loss) before income taxes	16,935	2,657	(6,012)	(944)	(145)	(22)	10,778	1,691

Income taxes	3,090	485	97	15	—	—	3,187	500

Net income (loss)	13,845	2,172	(6,109)	(959)	(145)	(22)	7,591	1,191

Less: net income (loss) attributable to noncontrolling interests	288	45	61	10	(2,984)	(469)	(2,635)	(414)

Net income (loss) attributable to Baidu, Inc.	13,557	2,127	(6,170)	(969)	2,839	447	10,226	1,605

Operating Segments [Member]
Segment Reporting [Line Items]
Summary of Revenues Disaggregated by Segment And By Types of Products or Services
The following table presents the Company’s revenues disaggregated by segment and by types of products or services:

	For the years ended
	December 31, 2019	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	RMB	US$
	(In millions)
Online marketing services	70,038	66,283	73,919	11,600
Cloud services (i)	6,370	9,173	15,070	2,365
Others (i)	3,303	3,228	6,174	968

Baidu Core Subtotal	79,711	78,684	95,163	14,933

Membership services (i)	14,436	16,491	16,714	2,623
Online advertising services (ii)	8,271	6,822	7,067	1,109
Content distribution (i)	2,544	2,660	2,856	448
Others (i)	3,743	3,734	3,917	615

iQIYI Subtotal	28,994	29,707	30,554	4,795
Intersegment eliminations	(1,292)	(1,317)	(1,224)	(192)

Total revenue	107,413	107,074	124,493	19,536

(i) The revenues were presented as “Others” in the consolidated statements of comprehensive (loss) income
(ii) The revenues were presented as “Online marketing services” in the consolidated statements of comprehensive (loss) income